Discontinued Operations (Details) (USD $)	3 Months Ended								12 Months Ended
	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Income Statement by Disposal Groups, Including Discontinued Operations [Line Items]
Net sales									$ 263,800,000	$ 281,924,000	$ 343,320,000
Loss from operations, pretax									23,328,000	36,843,000	21,048,000
Income tax benefit									9,509,000	13,912,000	8,141,000
Loss from operations, after tax									13,819,000	22,931,000	12,907,000
Impairment loss									(144,739,000)	0	(73,083,000)
Income tax benefit of impairment loss									2,596,000	0	4,321,000
Impairment loss, aftertax									(142,143,000)	0	(68,762,000)
Loss from discontinued operations	(142,323,000)	3,042,000	4,917,000	6,040,000	5,849,000	5,408,000	6,069,000	5,605,000	(128,324,000)	22,931,000	(55,855,000)
Hospice Disposal Group [Member] [Member]
Income Statement by Disposal Groups, Including Discontinued Operations [Line Items]
Net sales									210,041,000	223,135,000	223,227,000
Loss from operations, pretax					36,787,000				25,120,000		30,486,000
Income tax benefit					13,889,000				10,136,000		11,602,000
Loss from operations, after tax									14,984,000	22,898,000	18,884,000
Impairment loss									(139,783,000)		0
Goodwill, Impairment Loss									133,000,000
Impairment of Intangible Assets, Finite-lived									6,800,000
Income tax benefit of impairment loss									2,596,000		0
Loss from discontinued operations									(122,203,000)	22,898,000	18,884,000
Retail Disposal Group [Member]
Income Statement by Disposal Groups, Including Discontinued Operations [Line Items]
Net sales									53,759,000	58,789,000	63,089,000
Loss from operations, pretax					56,000				(1,792,000)		(219,000)
Income tax benefit					23,000				(627,000)		(88,000)
Loss from operations, after tax									(1,165,000)	33,000	(131,000)
Impairment loss									(4,956,000)		0
Goodwill, Impairment Loss									5,000,000
Income tax benefit of impairment loss									0		0
Loss from discontinued operations									(6,121,000)	33,000	(131,000)
DME Disposal Group [Member]
Income Statement by Disposal Groups, Including Discontinued Operations [Line Items]
Impairment loss										18,000,000
CRO - Contract Research Services Organization [Member]
Income Statement by Disposal Groups, Including Discontinued Operations [Line Items]
Net sales									0	0	32,146,000
Loss from operations, pretax									0	0	(4,921,000)
Income tax benefit									0	0	(1,923,000)
Loss from operations, after tax									0	0	(2,998,000)
Impairment loss									0	0	(49,978,000)
Income tax benefit of impairment loss									0	0	7,317,000
Loss from discontinued operations									0	0	(45,659,000)
Disposal Group - Certain Home Healthcare and Related Ancillary Businesses [Member]
Income Statement by Disposal Groups, Including Discontinued Operations [Line Items]
Net sales									0	0	24,858,000
Loss from operations, pretax									0	0	(4,298,000)
Income tax benefit									0	0	(1,450,000)
Loss from operations, after tax									0	0	(2,848,000)
Impairment loss									0	0	(23,105,000)
Income tax benefit of impairment loss									0	0	(2,996,000)
Loss from discontinued operations									$ 0	$ 0	$ (28,949,000)